RESTRICTED NET ASSETS	12 Months Ended
Jun. 30, 2024
Gamehaus Inc [Member]
RESTRICTED NET ASSETS

Note 17 — RESTRICTED NET ASSETS

As stipulated by relevant PRC laws and regulations, the Company’s subsidiaries and affiliated entities in mainland China must take appropriations from tax profit to non-distributive funds. These reserves include the general reserve and the development reserve.

The general reserve requires an annual appropriation of 10% of after-tax profits at each year end until the balance reaches 50% of a PRC company’s registered capital. Other reserve is set aside at the Company’s discretion. These reserves can only be used for general enterprise expansion and are not distributable as cash dividends. The general reserve amounted to $1,515,165 and $137,502 as of June 30, 2024 and 2023, respectively.

The Company’s subsidiaries are in mainland China, and such subsidiaries can only be paid out of distributable profits reported in accordance with PRC accounting standards. As such, the Company’s subsidiaries in mainland China are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the subsidiaries. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the PRC subsidiaries not available for distribution, was $7,389,306 and $5,318,994 as of June 30, 2024 and 2023, respectively.

The Company performed a test on the restricted net assets of its consolidated subsidiaries (the “restricted net assets”) in accordance with U.S. Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to Financial Statements.” Such restricted net assets amounted to approximately $7.4 million, or 21.7% of the Company’s total consolidated net assets, as of June 30, 2024. Such restricted net assets amounted to approximately $5.4 million, or 21.1% of the Company’s total consolidated net assets, as of June 30, 2023. Based upon this percentage, the Company is not required to disclose the financial information for the parent company.